Note 3 - Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Note 3 - Summary of Significant Accounting Policies - Reconciliation of Cash and Cash Equivalents

	September 30, 2025	December 31, 2024
Cash and cash equivalents	$1,918,454	$2,751,386
Restricted cash	4,311,002	—
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	$6,229,456	$2,751,386

Note 3 - Summary of Significant Accounting Policies - Estimated Useful Life of Depreciable Assets

Building	24.5 years
Site improvements	12 years
Computers and equipment	3-5 years
Office furniture and fixtures	5-7 years
Vehicles	5 years
Leasehold improvements	Shorter of the lease term or the estimated useful life

Computers and equipment	5 years
Office furniture and fixtures	7 years
Vehicles	5 years
Leasehold improvements	Shorter of the lease term or the estimated useful life

Note 3 - Summary of Significant Accounting Policies - Useful Life of Intangible Assets

Trade name	10 years
Developed technology	4 years
Customer relationships	4 years
In-place leases	1 year for residential leases, 6 years for commercial leases

Useful life (In years)
Trade Name	10
Developed Technology	4
Customer relationships	4